Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Accumulated deficit	Foreign currency translation reserve	Total
Equity at beginning of period at Jun. 30, 2021	€ 1	€ 444,951	€ (61,520)	€ 1,602	€ 385,034
Net loss			(9,317)		(9,317)
Other comprehensive income (loss)				(74)	(74)
Comprehensive income (loss)			(9,317)	(74)	(9,391)
IPO related transaction costs		1,249			1,249
Share options exercised	0	369			369
Share-based compensation		52,303			52,303
Equity at end of period at Jun. 30, 2022	1	498,872	(70,837)	1,528	429,564
Net loss			(17,019)		(17,019)
Other comprehensive income (loss)				(19)	(19)
Comprehensive income (loss)			(17,019)	(19)	(17,038)
Share options exercised		1,077			1,077
Share-based compensation		29,882			29,882
Reclassification due to cash-settlement of Share-based compensation		(57)			(57)
Equity at end of period at Jun. 30, 2023	1	529,775	(87,856)	1,509	443,429
Net loss			(24,911)		(24,911)
Other comprehensive income (loss)				(13)	(13)
Comprehensive income (loss)			(24,911)	(13)	(24,923)
Share-based compensation		18,508			18,508
Reclassification due to cash-settlement of Share-based compensation		(1,370)			(1,370)
Equity at end of period at Jun. 30, 2024	€ 1	€ 546,913	€ (112,767)	€ 1,496	€ 435,643